Trade and Other Payables - Schedule of Trade and Other Payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Line Items]
Trade payables		$ 5,177	$ 107,952
Other payables and accrued liabilities	[1]	52,270	50,324
Trade and other payables		$ 57,447	$ 158,276

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.